Acquisitions & Divestitures - Siete acquisition (Details) - Siete acquisition $ in Millions	Jan. 17, 2025 USD ($)
Acquisitions & Divestitures [Line Items]
Business Combination, Consideration Transferred	$ 1,200
Business combination, transaction value	$ 1,200